FINANCE COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about finance costs [Line Items]
Interest expense	$ 409	$ 452
Amortization of debt issue costs	1	1
Amortization of premium	(1)	(1)
Interest expense on lease liabilities	4	4
Loss on interest rate hedges	1	1
Interest capitalized	(55)	(33)
Accretion expense	89	89
Finance income	(221)	(281)
Finance income (cost)	227	232
Interest paid, classified as operating activities	$ 291	$ 380
Capitalisation rate of borrowing costs eligible for capitalisation	6.00%	6.40%